Segment reporting	12 Months Ended
Dec. 31, 2025
Segment reporting
Segment reporting

5.Segment reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses. The Company has one reportable operating segment being the research and development of pharmaceutical drugs. The Company’s intangible assets are registered in the U.S., and as at December 31, 2025, the Company had other current assets of approximately US$3,833,348, CA$5,238,386 (December 31, 2024 - US$1,646,000, CA$2,368,000), in the U.S. As of December 31, 2025, the Company also had other current assets of approximately AUS$531,664, CA$486,313 (December 31, 2024 - AUS$153,000, CA$136,000) held in Australia. All other assets are held in Canada.